Bank Loan	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Bank Loan
BANK LOAN

	December 31, 2017	December 31, 2016
Bank loan - U.S. dollar denominated(1)	$167,159	$191,286
Bank loan - Canadian dollar denominated	46,217	—
Bank loan - principal	213,376	191,286
Unamortized debt issuance costs	(1,238)	(3,332)
Bank loan	$212,138	$187,954

(1)	U.S. dollar denominated bank loan balance as at December 31, 2017 was US$133.5 million (US$142.5 million as at December 31, 2016).

On March 31, 2016, Baytex amended its credit facilities to grant the banking syndicate first priority security over its assets. The amended revolving extendible secured credit facilities are comprised of a US$25 million operating loan and a US$350 million syndicated loan for Baytex and a US$200 million syndicated loan for Baytex's wholly-owned subsidiary, Baytex Energy USA, Inc. (collectively, the "Revolving Facilities").

The Revolving Facilities are not borrowing base facilities and do not require annual or semi-annual reviews. The facilities contain standard commercial covenants including the financial covenants detailed below and do not require any mandatory principal payments prior to maturity on June 4, 2019. Baytex may request an extension of the Revolving Facilities which could extend the revolving period for up to four years (subject to a maximum four-year period at any time). Advances (including letters of credit) under the Revolving Facilities can be drawn in either Canadian or U.S. funds and bear interest at the bank’s prime lending rate, bankers’ acceptance discount rates or London Interbank Offered Rates, plus applicable margins. In the event that Baytex exceeds any of the covenants under the Revolving Facilities, Baytex may be required to repay, refinance or renegotiate the loan terms and may be restricted from taking on further debt or paying dividends to shareholders.

At December 31, 2017, Baytex had $14.6 million of outstanding letters of credit (December 31, 2016 - $12.6 million) under the Revolving Facilities.

At December 31, 2017, Baytex was in compliance with all of the covenants contained in the Revolving Facilities. The following table summarizes the financial covenants contained in the Revolving Facilities and Baytex's compliance therewith as at December 31, 2017.

Ratio for the Quarter(s) ending:
Covenant Description	Position as at December 31, 2017	December 31, 2017 to March 31, 2018	June 30, 2018 to September 30, 2018	December 31, 2018	Thereafter
Senior Secured Debt (1) to Bank EBITDA (2) (Maximum Ratio)	0.50:1.00	5.00:1.00	4.50:1.00	4.00:1.00	3.50:1.00
Interest Coverage (3) (Minimum Ratio)	4.54:1.00	1.25:1.00	1.50:1.00	1.75:1.00	2.00:1.00

(1)
"Senior Secured Debt" is defined as the principal amount of the bank loan and other secured obligations identified in the credit agreement. As at December 31, 2017, the Company's Senior Secured Debt totaled $228 million.

(2)
Bank EBITDA is calculated based on terms and definitions set out in the credit agreement which adjusts net income or loss for financing and interest expenses, income tax, certain specific unrealized and non-cash transactions (including depletion, depreciation, exploration and evaluation expenses, unrealized gains and losses on financial derivatives and foreign exchange and share-based compensation) and is calculated based on a trailing twelve month basis. Bank EBITDA for the twelve months ended December 31, 2017 was $454 million.

(3)
Interest coverage is computed as the ratio of Bank EBITDA to financing and interest expenses excluding non-cash interest and accretion on asset retirement obligations, and is calculated on a trailing twelve month basis. Financing and interest expenses for the twelve months ended December 31, 2017 were $100 million.

LONG-TERM NOTES

	December 31, 2017	December 31, 2016
7.5% notes (US$6,400 – principal) redeemed July 13, 2017	$—	$8,593
6.75% notes (US$150,000 – principal) due February 17, 2021	187,770	201,405
5.125% notes (US$400,000 – principal) due June 1, 2021	500,720	537,080
6.625% notes (Cdn$300,000 – principal) due July 19, 2022	300,000	300,000
5.625% notes (US$400,000 – principal) due June 1, 2024	500,720	537,080
Total long-term notes - principal	1,489,210	1,584,158
Unamortized debt issuance costs	(15,026)	(18,042)
Total long-term notes - net of unamortized debt issuance costs	$1,474,184	$1,566,116

On July 13, 2017, the Company redeemed the remaining US$6.4 million principal amount of 7.5% senior unsecured notes assumed pursuant to the acquisition of Aurora Oil and Gas Limited on June 11, 2014.

The long-term notes do not contain any significant financial maintenance covenants. The long-term notes contain a debt incurrence covenant that restricts the Company's ability to raise additional debt beyond the existing Revolving Facilities and long-term notes unless the Company maintains a minimum fixed charge coverage ratio (computed as the ratio of Bank EBITDA (as defined in note 9) to financing and interest expenses on a trailing twelve month basis) of 2.5:1. As at December 31, 2017, the fixed charge coverage ratio was 4.54:1.00.